DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	$ 214	$ 85
Current Financial Asset	69	40
Non-current Financial Assets	145	45
Financial Liability	30	94
Current Financial Liability	15	19
Non-current financial Liability	15	75
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	112	65
Financial Liability	28	22
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	102	20
Financial Liability	$ 2	$ 72